Loans Receivable, Net	12 Months Ended
Dec. 31, 2013
Receivables [Abstract]
LOANS RECEIVABLE, NET
6.	LOANS RECEIVABLE, NET

The interest rates on loan issued ranged between 9.6%~ 18% and 9.6% ~ 21.6% for the year ended December 31, 2013 and 2012, respectively.

6.1  Loans receivable consist of the following:

	December 31, 2013	December 31, 2012

Business loans	$56,620,893	$63,847,080
Personal loans	33,582,520	21,934,213
Total Loans receivable	90,203,413	85,781,293
Allowance for impairment losses
Collectively assessed	(1,375,948)	(857,813)
Individually assessed	-	-
Allowance for loan losses	(1,375,948)	(857,813)
Loans receivable, net	$88,827,465	$84,923,480

The Company originates loans to customers located primarily in Wujiang City, Jiangsu Province. This geographic concentration of credit exposes the Company to a higher degree of risk associated with this economic region.

All loans are short-term loans that the Company has made to either business or individual customers. As of December 31, 2013 and 2012, the Company had 105 and 109 business loan customers, and 112 and 139 personal loan customers, respectively. Most loans are either guaranteed by a third party whose financial strength is assessed by the Company to be sufficient or secured by collateral. Allowance on loan losses are estimated on quarterly basis in accordance with “The Guidance on Provision for Loan Losses” published by PBOC (Note 7).

For the year ended December 31, 2013 and 2012, a provision of $484,069 and $85,035 were charged to the consolidated statement of income, respectively. No write-offs against allowances have occurred for these years.

Interest on loans receivable is accrued and credited to income as earned. The Company determines a loan's past due status by the number of days that have elapsed since a borrower has failed to make a contractual loan payment. Accrual of interest is generally discontinued when either (i) reasonable doubt exists as to the full, timely collection of interest or principal or (ii) when a loan becomes past due by more than 90 days.

The following table presents nonaccrual loans with aging over 90 days by classes of loan portfolio as of December 31, 2013 and 2012, respectively:

	December 31, 2013	December 31, 2012

Business loans	$1,866,436	$1,363,998
Personal loans	948,922	339,881
	$2,815,358	$1,703,879

The following table represents the aging of loans as of December 31, 2013 by type of loan:

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans

Business loans	$2,039,559	$1,866,436	$3,905,995	$52,714,898	$56,620,893
Personal loans	312,993	948,922	1,261,915	32,320,605	33,582,520
	$2,352,552	$2,815,358	$5,167,910	$85,035,503	$90,203,413

The following table represents the aging of loans as of December 31, 2012 by type of loan:

	1-89 Days Past Due	Greater Than 90 Days Past Due	Total Past Due	Current	Total Loans

Business loans	$1,344,320	$1,363,998	$2,708,318	$61,138,762	$63,847,080
Personal loans	-	339,881	339,881	21,594,332	21,934,213
	$1,344,320	$1,703,879	$3,048,199	$82,733,094	$85,781,293

6.2 Analysis of loans by credit quality indicator

The following table summarizes the Company’s loan portfolio by credit quality indicator as of December 31, 2013 and 2012, respectively:

Five Categories	December 31, 2013%		December 31, 2012%

Pass	$85,035,503	94.2%	$82,733,094	96.4%
Special mention	2,207,565	2.4%	1,344,320	1.6%
Substandard	867,118	1.0%	117,826	0.1%
Doubtful	1,948,240	2.2%	1,586,053	1.9%
Loss	144,987	0.2%	-	0.0%
Total	$90,203,413	100%	$85,781,293	100%

6.3 Analysis of loans by collateral

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2013:

	December 31, 2013
	Business Loans	Personal Loans	Total
Guarantee backed loans	$51,909,006	$29,576,912	$81,485,918
Pledged assets backed loans	3,321,226	4,005,608	7,326,834
Collateral backed loans	1,390,661	-	1,390,661
	$56,620,893	$33,582,520	$90,203,413

The following table summarizes the Company’s loan portfolio by collateral as of December 31, 2012:

	December 31, 2012
	Business Loans	Personal Loans	Total
Guarantee backed loans	$58,758,788	$17,412,304	$76,171,092
Pledged assets backed loans	4,374,980	4,482,281	8,857,261
Collateral backed loans	713,312	39,628	752,940
	$63,847,080	$21,934,213	$85,781,293

Collateral Backed Loans

A collateral loan is a loan in which the borrower puts up an asset under their ownership, possession or control, as collateral for the loan. An asset usually is land use rights, inventory, equipment or buildings. The loan is secured against the collateral and we do not take physical possession of the collateral at the time the loan is made.  We will verify ownership of the collateral and then register the collateral with the appropriate government entities to complete the secured transaction.  In the event that the borrower defaults, we can then take possession of the collateral asset and sell it to recover the outstanding balance owed. If the sale proceed of the collateral asset is not sufficient to pay off the debt, we will file a lawsuit against the borrower and seek judgment for the remaining balance.

Pledged Asset Backed Loans

Pledged loans are loans with pledged assets. The pledged assets are usually certificates of deposit. Lenders take physical possession of the pledged assets at the time the loan is made and do not need to register them with government entities to secure the loan.  If the borrower defaults, we can sell the assets to recover the outstanding balance owed.

Both collateral loans and pledged loans are considered secured loans. The amount of a loan that lenders provide depends on the value of the collateral pledged.  Beginning 2011, the Company does not provide unsecured loans.

Guarantee Backed Loans

A guaranteed loan is a loan guaranteed by a third party who is usually a corporation or high net worth individual.  As of December 31, 2013 and 2012, guaranteed loans make up 90.3% and 88.8% of our direct loan portfolio, respectively.